UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scout Capital Management, L.L.C.
Address: 640 Fifth Avenue
         22nd Floor
         New York, NY  10019

13F File Number:  28-06225

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Crichton
Title:     Managing Member
Phone:     212-896-2520

Signature, Place, and Date of Signing:

     James Crichton     New York, NY     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $1,134,993 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP             CL A            029912201    87080  2000000 SH       SOLE                  2000000        0        0
BROOKFIELD ASSET MGMT INC       CL A LTD VT SH  112585104   121799  3163600 SH       SOLE                  3163600        0        0
CANADIAN NAT RES LTD            COM             136385101   233462  3082000 SH       SOLE                  3082000        0        0
CROWN CASTLE INTL CORP          COM             228227104     1828    45000 SH       SOLE                    45000        0        0
GENPACT LIMITED                 SHS             G3922B107    11780   695000 SH       SOLE                   695000        0        0
GREENLIGHT CAPITAL RE LTD       CLASS A         G4095J109     7889   389000 SH       SOLE                   389000        0        0
HILLTOP HOLDINGS INC            COM             432748101    22889  1949665 SH       SOLE                  1949665        0        0
LAMAR ADVERTISING CO            CL A            512815101   189955  3879000 SH       SOLE                  3879000        0        0
LANDSTAR SYS INC                COM             515098101    92334  2200000 SH       SOLE                  2200000        0        0
MASTERCARD INC                  CL A            57636Q104    89078   602000 SH       SOLE                   602000        0        0
MOODYS CORP                     COM             615369105    78926  1566000 SH       SOLE                  1566000        0        0
MSC INDL DIRECT INC             CL A            553530106    20236   400000 SH       SOLE                   400000        0        0
NORFOLK SOUTHERN CORP           COM             655844108   163049  3141000 SH       SOLE                  3141000        0        0
SPECTRA ENERGY CORP             COM             847560109    14688   600000 SH       SOLE                   600000        0        0